Intangible Assets (Details) - Schedule of intangible assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets	$ 20,684	$ 20,482
IPR&D related to TyrNovo (see 5A below) [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets	6,172	6,172
IPR&D related to Famewave (see 5B below) [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets	14,310	14,310
IPR&D related to Purple GmbH [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Total intangible assets	$ 202